Note 4 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Feb. 28, 2013	Aug. 31, 2012	Aug. 31, 2011
Details
Computer and equipment & truck	$ 135,489	$ 135,489
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(59,572)	(42,922)
Property Plant and Equipment	$ 75,917	$ 92,567	$ 57,820